SHARE-BASED PAYMENTS - Fair value of share awards (Q2) (Details) - Options - USD ($) $ / shares in Units, $ in Thousands									6 Months Ended	12 Months Ended
	Apr. 01, 2023	Jan. 01, 2023	Oct. 01, 2022	Jul. 01, 2022	Apr. 01, 2022	Jan. 01, 2022	Nov. 01, 2021	Aug. 01, 2021	Jun. 30, 2023	Dec. 31, 2022
SHARE-BASED PAYMENTS
Expected volatility (%)	124.00%	121.00%	121.00%	120.00%	123.00%	128.00%	130.23%	130.19%
Risk-free interest rate (%)	4.167%	4.152%	3.886%	2.893%	2.415%	1.618%	1.57%	1.24%
Exercise multiple	$ 2.2		$ 2.2	$ 2.2	$ 2.2		$ 2.2
Expected dividend									$ 0	$ 0
Minimum
SHARE-BASED PAYMENTS
Exercise multiple		$ 2.2				$ 2.2		$ 2.2
Maximum
SHARE-BASED PAYMENTS
Exercise multiple		$ 2.8				$ 2.8		$ 2.8